Sterling Capital Mid Value Fund
1
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98 .1%
Automobile Components — 2 .9%
39,730
Gentex Corp. .....................
$ 1,339,298
Banks — 3 .5%
5,390
M&T Bank Corp. ..................
815,831
10,229
Pinnacle Financial Partners, Inc. .......
818,729
1,634,560
Broadline Retail — 1 .6%
13,745
eBay, Inc. .......................
738,381
Chemicals — 3 .3%
28,392
Corteva, Inc. .....................
1,531,464
Consumer Finance — 6 .2%
10,255
Discover Financial Services ..........
1,341,457
74,331
SLM Corp. ......................
1,545,341
2,886,798
Consumer Staples Distribution & Retail — 4 .7%
6,188
Dollar General Corp. ...............
818,239
9,387
Target Corp. .....................
1,389,652
2,207,891
Containers & Packaging — 2 .4%
14,927
Crown Holdings, Inc. ...............
1,110,420
Electric Utilities — 1 .9%
20,782
Portland General Electric Co. .........
898,614
Electrical Equipment — 2 .3%
28,817
Sensata Technologies Holding PLC .....
1,077,468
Entertainment — 2 .9%
8,721
Take-Two Interactive Software, Inc. (a) ...
1,356,028
Financial Services — 9 .6%
16,869
Euronet Worldwide, Inc. (a) ...........
1,745,941
12,865
Global Payments, Inc. ...............
1,244,046
48,635
Radian Group, Inc. .................
1,512,549
4,502,536
Food Products — 1 .4%
3,609
Hershey Co. (The) .................
663,442
Health Care Providers & Services — 9 .9%
20,380
Centene Corp. (a) ..................
1,351,194
1,646
Cigna Group (The) .................
544,118
4,262
Humana, Inc. .....................
1,592,496
1,960
McKesson Corp. ..................
1,144,719
4,632,527
Hotels, Restaurants & Leisure — 2 .4%
5,239
Hilton Worldwide Holdings, Inc. .......
1,143,150
Household Durables — 2 .6%
10,494
Mohawk Industries, Inc. (a) ...........
1,192,013
Shares Fair Value
COMMON STOCKS — (continued)
Household Products — 0.0%
24,177
GCI Liberty Escrow Shares (a) (b) .......
$ –
Insurance — 7 .3%
25,898
Globe Life, Inc. ...................
2,130,887
797
Markel Group, Inc. (a) ...............
1,255,801
3,386,688
Interactive Media & Services — 1 .3%
12,831
IAC, Inc. (a) ......................
601,132
IT Services — 2 .8%
14,913
ASGN, Inc. (a) ....................
1,314,879
Life Sciences Tools & Services — 1 .1%
21,757
Fortrea Holdings, Inc. (a) .............
507,808
Machinery — 1 .1%
17,471
Trinity Industries, Inc. ..............
522,732
Media — 1 .8%
15,480
Liberty Broadband Corp. , Class C (a) ....
848,614
Multi-Utilities — 3 .5%
56,727
NiSource, Inc. ....................
1,634,305
Oil, Gas & Consumable Fuels — 4 .1%
19,891
Devon Energy Corp. ................
942,834
59,942
Permian Resources Corp. ............
968,063
1,910,897
Professional Services — 8 .5%
9,702
Jacobs Solutions, Inc. ...............
1,355,466
9,120
Paycom Software, Inc. ..............
1,304,525
20,950
SS&C Technologies Holdings, Inc. .....
1,312,937
3,972,928
Real Estate Management & Development
— 2 .8%
14,596
CBRE Group, Inc. , Class A (a) .........
1,300,650
Software — 1 .8%
66,618
NCR Voyix Corp. (a) ................
822,732
Textiles, Apparel & Luxury Goods — 1 .2%
7,034
Columbia Sportswear Co. ............
556,249
Trading Companies & Distributors — 3 .2%
31,302
Air Lease Corp. ...................
1,487,784
Total Common Stocks
(Cost $ 36,419,511 ) ............... 45,781,988

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 1 .6%
723,867
Federated Treasury Obligations Fund ,
Institutional Shares , 5.17% (c) .......
$ 723,867
Total Money Market Fund
(Cost $ 723,867 ) ................. 723,867
Total Investments — 99 .7%
(Cost $ 37,143,378 ) ............................ 46,505,855
Net Other Assets (Liabilities) — 0 .3% ............... 156,057
NET ASSETS — 100.0% .......................
$ 46,661,912
(a) Represents non-income producing security.
(b) The fair value of this security has been determined in good faith under policies approved by the Board of Trustees.
(c) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Mid Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Mid Value Fund ..................... $ 46,505,855(a) $ — $ 0.00(b) $ 46,505,855
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.
(b) Level 3 investments, if any, at the beginning and/or end of the period in relation to the net assets were not significant and accordingly, additional disclosures related to Level 3 assets for the three months ending June 30, 2024 are not presented for the Fund.